ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Canadian Solar Inc. (“CSI”) was incorporated pursuant to the laws of the Province of Ontario in October 2001, and changed its jurisdiction by continuing under the Canadian federal corporate statute, the Canada Business Corporations Act, or CBCA, effective June 1, 2006. In July 2020, CSI filed articles of continuance, or the articles, to change its jurisdiction from the federal jurisdiction of Canada to the provincial jurisdiction of the Province of British Columbia. As a result, CSI is governed by the British Columbia Business Corporation Act, or the BCBCA, and its affairs are governed by its notice of articles and the articles.

CSI and its subsidiaries (collectively, the “Company”) design, develop, and manufacture solar ingots, wafers, cells, modules and other solar power and battery storage products. In recent years, the Company has increased investment in its energy business, which primarily consists of solar and battery storage project development and sale, operating solar power systems and sale of electricity. As of December 31, 2021, major subsidiaries of CSI are included in Appendix 1.

In July 2020, the Company announced its plan to carve-out and publicly list its legacy Module and System Solutions (“MSS”) subsidiary, CSI Solar Co., Ltd., in China (“the IPO”). In preparation for the IPO, the Company successfully completed the restructuring of its business segments during the fourth quarter of 2020, and transferred China solar power system and project assets from CSI Solar to the Global Energy segment in November 2021 as part of the CSI Solar Co., Ltd. carve-out listing process. Refer to Note 22 for further information.

To qualify CSI Solar Co., Ltd. for the planned carve-out IPO and to bring in leading institutional investors and strategic partners (“third-party investors”), the Company also completed a capital raising in 2020 by transferring a portion of CSI Solar Co., Ltd. shares to third-party investors for an aggregate consideration of RMB1.50 billion (approximately $219,000), which was determined based on the equity value of CSI Solar Co., Ltd. of RMB7.50 billion (approximately $1,100,000). At the same time, selected employees also purchased existing CSI Solar Co., Ltd. shares from the Company for an aggregated consideration of RMB31 million (approximately $4,500) at the same price. As of December 31, 2020 and 2021, total proceeds of $224,553 were fully received and recorded as non-controlling interests in subsidiaries on the consolidated balance sheets.

In addition, CSI Solar Co., Ltd. approved an employee incentive plan (the “ESOP scheme”) and utilized a limited liability partnership (the “LLP”) as a vehicle to hold CSI Solar Co., Ltd. shares that will be used under the ESOP scheme. Eligible CSI Solar Co., Ltd. directors and employees and board members have collectively agreed to subscribe to equity interest in the LLP for an aggregate of RMB248 million($36,342) at a discount of 30%, or at an equity valuation of RMB5.25 billion (approximately $768,000), for which the vesting conditions include the successful completion of the IPO and service period. The ESOP scheme will be accounted for based on the grant date fair value which equals to the value of the discount benefited by the ESOP scheme participants. Compensation cost will be recognized over the vesting period upon and after completion of IPO, therefore, nil was recognized in the years ended December 31, 2020 and 2021. As of December 31, 2020 and 2021, $36,342 of subscription advances were fully received and recorded as other payables on the consolidated balance sheets.

As of December 31, 2020 and 2021, the third-party investors and Canadian Solar employees, in aggregate, owned 20.4% of for CSI Solar Co., Ltd. The Company’s wholly-owned global project development business, its Global Energy subsidiary, is not part of this transaction.